SHORT-TERM INVESTMENTS (Narrative) (Details) - Guaranteed investment certificates [Member] - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Short-term investments [line items]
Short-term investments	$ 27,812,122	$ 52,500,000
Accrued interest	$ 461,227	$ 1,270,674
Weighted average interest rate of short term investments	3.00%	4.83%